PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31, 2025	As of June 30, 2025

Security deposits	$2,918,215	$2,855,811
Others	112,583	641,877
Prepayments and other assets current portion	$3,030,798	$3,497,688